January 3, 2005

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      AXP Global Series, Inc.
             AXP Global Bond Fund
             AXP Global Technology Fund
             AXP Threadneedle Emerging Markets Fund
             AXP Threadneedle Global Balanced Fund
             AXP Threadneedle Global Equity Fund
         Post-Effective Amendment No. 43
         File No.  33-25824/811-5696

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 43 (Amendment). This Amendment was filed electronically on Dec. 21, 2004.

If you have any questions or concerns regarding this filing, please contact Anna Butskaya at (612) 671-4993 or me at 612-671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation